Expense Example {- Fidelity Freedom Blend 2040 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2040 Fund	Aug. 03, 2022 USD ($)
Fidelity Advisor Freedom Blend 2040 Fund- Class A
Expense Example:
1 year	$ 646
3 years	798
5 years	963
10 years	1,441
Fidelity Advisor Freedom Blend 2040 Fund- Class M
Expense Example:
1 year	447
3 years	654
5 years	878
10 years	1,521
Fidelity Advisor Freedom Blend 2040 Fund- Class C
Expense Example:
1 year	252
3 years	471
5 years	813
10 years	1,576
Fidelity Advisor Freedom Blend 2040 Fund- Class I Advisor
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	616
Fidelity Advisor Freedom Blend 2040 Fund- Class Z
Expense Example:
1 year	40
3 years	125
5 years	219
10 years	$ 493